Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 347,179	$ 295,173	$ 290,766
Cost of revenues	227,310	202,110	202,389
Gross profit	119,869	93,063	88,377
Operating expenses:
Research and development, net	32,274	29,690	29,473
Sales and marketing	40,577	35,795	33,509
General and administrative	23,793	34,295	20,589
Restructuring and related charges	897	0	0
Acquisition and integration-related charges	1,118	0	0
Other operating expenses	0	4,220	0
Total operating expenses	98,659	104,000	83,571
Operating income (loss)	21,210	(10,937)	4,806
Financial expenses and others, net	8,468	6,306	8,625
Income (loss) before taxes on income	12,742	(17,243)	(3,819)
Taxes on income	6,522	2,446	11,009
Net income (loss)	$ 6,220	$ (19,689)	$ (14,828)
Net income (loss) per share:
Basic net income (loss) per share	$ 0.07	$ (0.23)	$ (0.18)
Weighted average number of ordinary shares used in computing basic net income (loss) per share	84,617,774	84,132,982	83,414,831
Diluted net income (loss) per share	$ 0.07	$ (0.23)	$ (0.18)
Weighted average number of ordinary shares used in computing diluted net income (loss) per share	85,482,626	84,132,982	83,414,831